Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements of Parent Company
Balance Sheets

	December 31,
(in thousands)	2012	2011
Assets
Cash	$11,765	$19,641
Investment in subsidiaries:
Banking subsidiary	239,305	221,578
Nonbanking subsidiaries	800	1,200
Other assets	54	2,321
Total assets	$251,924	$244,740
Liabilities
Long-term debt	$15,800	$24,200
Other liabilities	737	520
Total liabilities	16,537	24,720
Stockholders' Equity
Preferred stock - Series A noncumulative; $10.00 par value; $1,000,000 liquidation preference;
(1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized;
(issued and outstanding shares 2012: 14,131,263; 2011: 14,125,346)	14,131	14,125
Surplus	157,305	156,184
Retained earnings	56,311	45,497
Accumulated other comprehensive income	7,240	3,814
Total stockholders' equity	235,387	220,020
Total liabilities and stockholders' equity	$251,924	$244,740

Statements of Operations

	Years Ended December 31,
(in thousands)	2012	2011	2010
Income
Dividends from bank subsidiary	$—	$—	$—
Interest income	95	122	124
Debt prepayment charge	(140)	(75)	—
	(45)	47	124
Expenses
Interest expense	1,949	2,611	2,645
Other	1,441	2,293	1,149
	3,390	4,904	3,794
Loss before income tax benefit and equity in undistributed net income of subsidiaries	(3,435)	(4,857)	(3,670)
Income tax benefit	1,168	1,651	1,248
	(2,267)	(3,206)	(2,422)
Equity in undistributed net income (loss) of bank subsidiary	13,161	3,495	(1,915)
Net income (loss)	$10,894	$289	$(4,337)

Statements of Cash Flows

	Years Ended December 31,
(in thousands)	2012	2011	2010
Operating Activities
Net income (loss)	$10,894	$289	$(4,337)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of financing costs	29	8	8
Stock-based compensation	1,082	1,250	1,244
Debt prepayment charge	140	75	—
Increase (decrease) in other liabilities	217	(108)	(4,742)
Decrease in other assets	2,625	1,990	610
Equity in undistributed net (income) loss of bank subsidiary	(13,161)	(3,495)	1,915
Net cash provided by (used in) operating activities	1,826	9	(5,302)
Investing Activities
Investment in bank subsidiary	(1,126)	(5,052)	(4,478)
Net cash used by investing activities	(1,126)	(5,052)	(4,478)
Financing Activities
Proceeds from common stock options exercised	—	—	78
Proceeds from issuance of common stock under stock purchase plan	44	3,802	3,156
Repayment of long-term debt	(8,540)	(5,275)	—
Cash dividends on preferred stock	(80)	(80)	(80)
Net cash (used in) provided by financing activities	(8,576)	(1,553)	3,154
Decrease in cash and cash equivalents	(7,876)	(6,596)	(6,626)
Cash and cash equivalents at beginning of the year	19,641	26,237	32,863
Cash and cash equivalents at end of year	$11,765	$19,641	$26,237